Tax charge from continuing operations - Provision for open tax matters (Details) $ in Millions	12 Months Ended
Dec. 31, 2021 USD ($)
Movements in provisions for open tax matters
Provision for open tax matters at beginning of year	$ 110
Removal of discontinued US operations	(3)
Movements in the current year included in tax charge attributable to shareholders	(47)
Provisions utilised in the year	(4)
Other movements (including interest arising on open tax matters and amounts included in the Group's share of profits from joint ventures and associates, net of related tax)	(17)
Provision for open tax matters at end of year	42
Continuing and discontinued operations
Movements in provisions for open tax matters
Provision for open tax matters at beginning of year	$ 113